Income Taxes (Tables)	12 Months Ended
Dec. 31, 2021
Income Tax Disclosure [Abstract]
Summary of Loss Before Income Taxes

The Group’s loss before income taxes consists of:

	For the year ended December 31,
	2019	2020	2021	2021
	RMB	RMB	RMB	US$
Non-PRC	(1,243,926)	(1,130,036)	(2,024,738)	(317,726)
PRC	(8,980,961)	(5,853,841)	(3,987,250)	(625,687)
	(10,224,887)	(6,983,877)	(6,011,988)	(943,413)

Components of Income Tax Expense

Income tax expense for the years ended December 31, 2019, 2020 and 2021 consists of:

	For the year ended December 31,
	2019	2020	2021	2021
	RMB	RMB	RMB	US$
Current income tax expense	129,164	65,255	78,010	12,241
Deferred income tax (benefit)/expense	(77,312)	(41,979)	18,535	2,909
	51,852	23,276	96,545	15,150

Summary of Reconciliation of Tax Expense Computed by Applying Statutory Income Tax Rate to Pre-Tax Loss

The reconciliation of total tax expense computed by applying the respective statutory income tax rate to pre-tax loss is as follows:

	For the year ended December 31,
	2019	2020	2021	2021
	RMB	RMB	RMB	US$
Income tax benefit at PRC statutory rate	(2,556,222)	(1,745,969)	(1,502,997)	(235,853)
Effect of differing tax rates in different jurisdictions	293,976	291,884	377,604	59,254
Non-deductible expenses	436,312	238,899	181,972	28,555
Research and development super-deduction	(66,026)	(159,919)	(162,103)	(25,437)
Effect of PRC preferential tax rates and tax holiday	707,518	281,437	269,585	42,304
Other adjustments	104,484	(73,027)	(2,151)	(338)
Change in valuation allowance	1,131,810	1,189,971	934,635	146,665
Income tax expense	51,852	23,276	96,545	15,150

Summary of Tax Effects of Temporary Differences to Deferred Tax Balances

The tax effects of temporary differences that give rise to the deferred tax balances at December 31, 2020 and 2021 are as follows:

	As of December 31,
	2020	2021	2021
	RMB	RMB	US$
Deferred tax assets:
Accrued expenses and others	117,387	208,030	32,644
Bad debt provision	104,458	77,053	12,091
Net operating losses carried forward	1,318,562	1,756,698	275,664
Recorded cost relating to capitalized assets	3,493,048	3,902,201	612,340
Fixed assets depreciation	18,651	18,630	2,925
Valuation allowance	(4,941,826)	(5,876,461)	(922,145)
Deferred tax assets, net	110,280	86,151	13,519
Deferred tax liabilities:
Long-lived assets arising from acquisitions	63,521	57,927	9,090

	As of December 31,
	2020	2021	2021
	RMB	RMB	US$
Classification in the consolidated balance sheets:
Deferred tax assets, net	51,347	31,351	4,920
Deferred tax liabilities	4,588	3,127	491